Inventory	12 Months Ended
Dec. 31, 2021
Inventory
Inventory

Note 6 – Inventory

Inventory consisted of the following:

	December 31,	December 31,
	2021	2020
Raw materials	$542,062	$489,750
Finished products	231,836	53,223
Work in process	295,800	128,278
Total Inventory	$1,069,698	$671,251

For the years ended December 31, 2021, 2020 and 2019, the Company recorded inventory markdown in the amounts of $359,501, $92,064 and $1,030,236, respectively.